Pioneer CAT Bond Fund
Schedule of Investments  |  July 31, 2024

A: ACBAX	K: ACBKX	Y: CBYYX

Schedule of Investments  |  7/31/24
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 94.2% of Net Assets#
	Event Linked Bonds — 89.1%
	Earthquakes – California — 4.3%
1,510,000(a)	Sutter Re, 12.032%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 1,553,790
7,000,000(a)	Sutter Re, 15.032%, (3 Month U.S. Treasury Bill + 975 bps), 6/19/26 (144A)	7,219,100
2,100,000(a)	Torrey Pines Re, 10.496%, (3 Month U.S. Treasury Bill + 522 bps), 6/5/26 (144A)	2,126,460
500,000(a)	Torrey Pines Re, 11.277%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	508,450
1,750,000(a)	Ursa Re, 10.782%, (3 Month U.S. Treasury Bill + 550 bps), 12/7/26 (144A)	1,787,625
2,250,000(a)	Ursa Re, 14.527%, (3 Month U.S. Treasury Bill + 925 bps), 12/7/26 (144A)	2,305,800
		$15,501,225

	Earthquakes – Chile — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 10.131%, (SOFR + 479 bps), 3/31/26 (144A)	$ 253,325
	Earthquakes - Europe — 0.3%
EUR1,000,000(a)	Azzurro Re II, 10.188%, (3 Month EURIBOR + 650 bps), 4/20/28 (144A)	$ 1,082,791
	Earthquakes - Japan — 1.5%
5,000,000(a)	Nakama Re, 7.62%, (3 Month U.S. Treasury Bill + 235 bps), 4/4/29 (144A)	$ 4,984,000
250,000(a)	Nakama Re, 7.631%, (3 Month Term SOFR + 250 bps), 5/9/28 (144A)	250,075
		$5,234,075

	Earthquakes – Mexico — 0.6%
1,500,000(a)	International Bank for Reconstruction & Development, 9.565%, (SOFR + 422 bps), 4/24/28 (144A)	$ 1,517,850
500,000(a)	International Bank for Reconstruction & Development, 16.565%, (SOFR + 1,122 bps), 4/24/28 (144A)	502,700
		$2,020,550

1Pioneer CAT Bond Fund | 7/31/24

Principal Amount USD ($)		Value
	Earthquakes – U.S. — 1.3%
1,000,000(a)	Ursa Re, 10.78%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 1,013,000
1,500,000(a)	Ursa Re II, 10.282%, (3 Month U.S. Treasury Bill + 500 bps), 6/16/25 (144A)	1,504,200
2,000,000(a)	Veraison Re, 10.034%, (3 Month U.S. Treasury Bill + 475 bps), 3/8/27 (144A)	2,013,000
		$4,530,200

	Earthquakes – U.S. & Canada — 0.6%
2,000,000(a)	Acorn Re, 7.784%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 1,987,000
	Flood – U.S. — 3.0%
7,750,000(a)	FloodSmart Re, 19.282%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 7,719,000
1,000,000(a)	FloodSmart Re, 22.434%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	988,840
2,000,000(a)	FloodSmart Re, 22.532%, (3 Month U.S. Treasury Bill + 1,725 bps), 3/12/27 (144A)	1,969,100
250,000(a)	FloodSmart Re, 27.684%, (1 Month U.S. Treasury Bill + 2,240 bps), 3/11/26 (144A)	248,110
		$10,925,050

	Health – U.S. — 0.6%
500,000(a)	Vitality Re XIII, 7.284%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 496,700
1,000,000(a)	Vitality Re XV, 7.78%, (3 Month U.S. Treasury Bill + 250 bps), 1/7/28 (144A)	998,700
500,000(a)	Vitality Re XV, 8.78%, (3 Month U.S. Treasury Bill + 350 bps), 1/7/28 (144A)	499,100
		$1,994,500

	Multiperil – Florida — 0.3%
1,000,000(a)	Sanders Re, 13.42%, (3 Month U.S. Treasury Bill + 814 bps), 6/5/26 (144A)	$ 1,025,900
	Multiperil – Puerto Rico — 0.1%
500,000(a)	Puerto Rico Parametric Re, 14.284%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	$ 504,900
	Multiperil – U.S. — 21.9%
2,250,000(a)	Aquila Re, 10.777%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 2,237,635
3,750,000(a)	Aquila Re, 14.277%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	3,731,836
Pioneer CAT Bond Fund | 7/31/242

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
3,000,000(a)	Atela Re, Ltd., 19.534%, (3 Month U.S. Treasury Bill + 1,425 bps), 5/9/27 (144A)	$ 2,943,900
750,000(a)	Baldwin Re, 9.78%, (3 Month U.S. Treasury Bill + 450 bps), 7/7/27 (144A)	746,925
1,000,000(a)	Blue Halo Re, 20.53%, (3 Month U.S. Treasury Bill + 1,525 bps), 2/24/25 (144A)	879,200
5,250,000(a)	Foundation Re, 11.534%, (3 Month U.S. Treasury Bill + 625 bps), 1/8/27 (144A)	5,316,675
1,000,000(a)	Four Lakes Re, 11.03%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	991,800
250,000(a)	Four Lakes Re, 11.74%, (3 Month U.S. Treasury Bill + 646 bps), 1/7/26 (144A)	254,475
2,750,000(a)	Four Lakes Re, 14.78%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	2,795,100
6,000,000(a)	Herbie Re, 11.28%, (3 Month U.S. Treasury Bill + 600 bps), 1/7/28 (144A)	5,389,200
1,500,000(a)	Herbie Re, 14.28%, (3 Month U.S. Treasury Bill + 900 bps), 1/7/28 (144A)	1,319,400
1,500,000(a)	High Point Re, 11.032%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	1,503,300
1,100,000(a)	Hypatia Re, 15.78%, (3 Month U.S. Treasury Bill + 1,050 bps), 4/8/26 (144A)	1,121,670
7,500,000(a)	Matterhorn Re, 10.619%, (SOFR + 525 bps), 3/24/25 (144A)	7,280,250
750,000(a)	Merna Re II, 12.534%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	750,225
5,625,000(a)	Merna Re II, 12.807%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	5,537,813
350,000(a)	Merna Re II, 13.03%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	356,125
4,000,000(a)	Merna Re II, 13.78%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	3,970,000
11,250,000(a)	Mystic Re, 17.284%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	11,277,000
500,000(a)	Residential Re, 5.284%, (3 Month U.S. Treasury Bill + 0 bps), 12/6/24 (144A)	455,150
500,000(a)	Residential Re, 11.33%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	462,100
500,000(a)	Residential Re, 11.574%, (3 Month U.S. Treasury Bill + 629 bps), 12/6/24 (144A)	481,300
2,500,000(a)	Residential Re, 17.30%, (3 Month U.S. Treasury Bill + 1,202 bps), 12/6/25 (144A)	2,332,250
4,750,000(a)	Sanders Re, 11.03%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	4,835,500
3Pioneer CAT Bond Fund | 7/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Sanders Re II, 8.284%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	$ 245,400
1,500,000(a)	Sanders Re III, 8.69%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	1,448,400
700,000(a)	Sanders Re III, 10.834%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	703,640
2,550,000(a)	Solomon Re, 10.797%, (3 Month U.S. Treasury Bill + 552 bps), 6/8/26 (144A)	2,569,890
3,900,000(a)	Stabilitas Re, 13.772%, (3 Month U.S. Treasury Bill + 849 bps), 6/5/26 (144A)	3,887,520
1,250,000(a)	Sussex Re, 13.64%, (3 Month U.S. Treasury Bill + 836 bps), 1/8/25 (144A)	1,215,000
1,650,000(a)	Topanga Re, 10.332%, (3 Month U.S. Treasury Bill + 505 bps), 1/8/26 (144A)	1,583,835
		$78,622,514

	Multiperil – U.S. & Canada — 11.8%
5,750,000(a)	Ashera Re, 10.282%, (3 Month U.S. Treasury Bill + 500 bps), 4/7/27 (144A)	$ 5,658,575
3,000,000(a)	Atlas Re, 17.869%, (SOFR + 1,250 bps), 6/8/27 (144A)	3,180,000
3,200,000(a)	Galileo Re, 12.282%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	3,214,080
3,050,000(a)	Galileo Re, 12.282%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	3,075,315
2,250,000(a)	Kilimanjaro II Re, 11.53%, (3 Month U.S. Treasury Bill + 625 bps), 6/30/28 (144A)	2,268,450
4,500,000(a)	Kilimanjaro II Re, 12.53%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	4,543,200
1,625,000(a)	Kilimanjaro III Re, 17.642%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	1,534,975
3,000,000(a)	Kilimanjaro III Re, 17.642%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	2,760,720
3,250,000(a)	Mona Lisa Re, 12.284%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	3,137,225
500,000(a)	Mona Lisa Re, 15.027%, (3 Month U.S. Treasury Bill + 975 bps), 6/25/27 (144A)	524,100
3,350,000(a)	Mystic Re IV, 11.384%, (3 Month U.S. Treasury Bill + 610 bps), 1/8/25 (144A)	3,288,025
250,000(a)	Mystic Re IV, 16.974%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	239,925
3,000,000(a)	Northshore Re II, 13.28%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	3,045,000
Pioneer CAT Bond Fund | 7/31/244

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
5,000,000(a)	Ramble Re, 11.527%, (3 Month U.S. Treasury Bill + 625 bps), 3/5/27 (144A)	$ 4,759,500
1,000,000(a)	Titania Re, 17.812%, (1 Month U.S. Treasury Bill + 1,253 bps), 2/27/26 (144A)	1,027,800
		$42,256,890

	Multiperil – U.S. Regional — 2.0%
250,000(a)	Aquila Re, 10.934%, (3 Month U.S. Treasury Bill + 565 bps), 6/8/26 (144A)	$ 250,850
400,000(a)	Aquila Re, 13.552%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	408,000
1,400,000(a)	Aquila Re, 14.464%, (3 Month U.S. Treasury Bill + 918 bps), 6/8/26 (144A)	1,435,000
1,150,000(a)	Locke Tavern Re, 10.059%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,143,330
4,000,000(a)	Long Point Re IV, 9.534%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	4,030,000
		$7,267,180

	Multiperil – Worldwide — 6.8%
2,150,000(a)	Atlas Capital, 13.083%, (SOFR + 772 bps), 6/5/26 (144A)	$ 2,152,365
5,000,000(a)	Cat Re 2001, 17.78%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	4,927,500
2,500,000(a)	Kendall Re, 11.534%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	2,550,000
10,000,000(a)	Kendall Re, 13.03%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	9,842,000
5,000,000(a)	Montoya Re, 12.384%, (1 Month U.S. Treasury Bill + 710 bps), 4/7/25 (144A)	4,967,000
		$24,438,865

	Windstorm – Europe — 0.8%
EUR2,000,000(a)	Blue Sky Re, 9.448%, (3 Month EURIBOR + 575 bps), 1/26/27 (144A)	$ 2,220,777
EUR750,000(a)	Windmill III Re DAC, 8.967%, (3 Month EURIBOR + 525 bps), 7/5/28 (144A)	808,765
		$3,029,542

	Windstorm – Florida — 5.4%
2,000,000(a)	Armor Re, 15.534%, (3 Month U.S. Treasury Bill + 1,025 bps), 5/7/27 (144A)	$ 1,986,760
600,000(a)	First Coast Re, 9.00%, (3 Month U.S. Treasury Bill + 952 bps), 4/7/26 (144A)	605,160
5Pioneer CAT Bond Fund | 7/31/24

Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
3,000,000(a)	Integrity Re, 18.53%, (1 Month U.S. Treasury Bill + 1,325 bps), 6/8/26 (144A)	$ 2,953,770
1,500,000(a)	Integrity Re, 28.277%, (1 Month U.S. Treasury Bill + 2,300 bps), 6/6/26 (144A)	1,470,690
500,000(a)	Marlon Re, 12.284%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	499,500
2,000,000(a)	Merna Re II, 14.027%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	1,986,200
7,000,000(a)	Palm Re, 14.784%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	6,955,200
2,250,000(a)	Winston Re, 15.527%, (3 Month U.S. Treasury Bill + 1,025 bps), 2/26/27 (144A)	2,259,000
500,000(a)	Winston Re, 17.03%, (3 Month U.S. Treasury Bill + 1,175 bps), 2/26/27 (144A)	499,625
		$19,215,905

	Windstorm – Florida & Louisana — 0.6%
2,250,000(a)	Nature Coast Re, 15.284%, (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/26 (144A)	$ 2,207,700
	Windstorm – Jamaica — 0.8%
3,000,000(a)	International Bank for Reconstruction & Development, 12.532%, (SOFR + 719 bps), 12/29/27 (144A)	$ 2,941,200
	Windstorm – Japan — 1.3%
1,300,000(a)	Black Kite Re, 12.094%, (3 Month U.S. Treasury Bill + 682 bps), 6/9/25 (144A)	$ 1,308,073
1,000,000(a)	Sakura Re, 7.69%, (3 Month U.S. Treasury Bill + 241 bps), 4/7/25 (144A)	995,200
1,500,000(a)	Tomoni Re, 8.034%, (3 Month U.S. Treasury Bill + 275 bps), 4/7/26 (144A)	1,479,900
750,000(a)	Tomoni Re, 8.527%, (3 Month U.S. Treasury Bill + 325 bps), 4/5/28 (144A)	742,800
		$4,525,973

	Windstorm – Massachusetts — 0.6%
2,000,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 2,000,800
Pioneer CAT Bond Fund | 7/31/246

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Mexico — 1.0%
1,500,000(a)	International Bank for Reconstruction & Development, 17.565%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 1,519,050
2,000,000(a)	International Bank for Reconstruction & Development, 19.065%, (SOFR + 1,372 bps), 6/26/28 (144A)	1,972,200
		$3,491,250

	Windstorm - New York — 0.6%
2,000,000(a)	MetroCat Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	$ 1,997,800
	Windstorm – North Carolina — 0.1%
500,000(a)	Blue Ridge Re, 13.28%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	$ 501,705
	Windstorm – Northeast — 0.4%
1,250,000(a)	3264 Re, 12.28%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/27 (144A)	$ 1,264,250
	Windstorm – Texas — 1.8%
1,500,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 1,518,015
500,000(a)	Alamo Re, 12.799%, (1 Month U.S. Treasury Bill + 752 bps), 6/7/25 (144A)	492,500
1,500,000(a)	Alamo Re, 13.032%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	1,504,335
3,000,000(a)	Alamo Re, 16.527%, (1 Month U.S. Treasury Bill + 1,125 bps), 6/7/26 (144A)	2,998,740
		$6,513,590

	Windstorm – U.S. — 8.4%
5,000,000(a)	Alamo Re, 13.672%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 5,005,000
750,000(a)	Bonanza Re, 10.904%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	688,433
1,500,000(a)	Cape Lookout Re, 13.704%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,515,000
500,000(a)	Gateway Re, 19.24%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	514,830
2,500,000(a)	Lower Ferry Re, 9.71%, (1 Month U.S. Treasury Bill + 443 bps), 7/8/26 (144A)	2,502,000
1,900,000(a)	Lower Ferry Re, 10.55%, (1 Month U.S. Treasury Bill + 527 bps), 7/8/26 (144A)	1,918,430
1,750,000(a)	Mayflower Re, 4.691%, (1 Month U.S. Treasury Bill + 469 bps), 7/8/26 (144A)	1,754,025
7Pioneer CAT Bond Fund | 7/31/24

Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
3,250,000(a)	Mayflower Re, 11.292%, (1 Month U.S. Treasury Bill + 602 bps), 7/8/26 (144A)	$ 3,299,075
700,000(a)	Merna Re II, 15.53%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	704,970
3,600,000(a)	Purple Re, 14.284%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	3,560,400
1,500,000(a)	Purple Re, 15.777%, (1 Month U.S. Treasury Bill + 1,050 bps), 6/5/26 (144A)	1,499,100
3,250,000(a)	Purple Re, 18.16%, (1 Month Term SOFR + 1,281 bps), 4/24/26 (144A)	3,300,375
3,950,000(a)	Queen Street Re, 12.78%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	3,962,640
		$30,224,278

	Windstorm – U.S. & Canada — 1.3%
4,750,000(a)	Titania Re, 18.432%, (1 Month U.S. Treasury Bill + 1,315 bps), 2/27/26 (144A)	$ 4,826,475
	Windstorm – U.S. Gulf — 0.1%
500,000(a)	3264 Re, 23.28%, (3 Month U.S. Treasury Bill + 1,800 bps), 7/8/27 (144A)	$ 498,900
	Windstorm – U.S. Multistate — 3.3%
1,000,000(a)	Charles River Re, 12.034%, (1 Month U.S. Treasury Bill + 675 bps), 5/10/27 (144A)	$ 999,880
4,250,000(a)	Gateway Re, 5.265%, (1 Month U.S. Treasury Bill + 0 bps), 12/23/24 (144A)	3,982,250
1,000,000(a)	Gateway Re, 5.265%, (1 Month U.S. Treasury Bill + 0 bps), 1/8/25 (144A)	864,537
750,000(a)	Gateway Re, 10.78%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	749,325
5,250,000(a)	Gateway Re, 15.282%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	5,170,725
		$11,766,717

	Windstorm – U.S. Regional — 3.3%
2,450,000(a)	Citrus Re, 11.874%, (3 Month U.S. Treasury Bill + 659 bps), 6/7/26 (144A)	$ 2,476,705
750,000(a)	Citrus Re, 14.054%, (3 Month U.S. Treasury Bill + 877 bps), 6/7/26 (144A)	751,755
Pioneer CAT Bond Fund | 7/31/248

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — (continued)
4,250,000(a)	Citrus Re, 14.534%, (3 Month U.S. Treasury Bill + 925 bps), 6/7/27 (144A)	$ 4,195,175
4,500,000(a)	Citrus Re, 15.784%, (3 Month U.S. Treasury Bill + 1,050 bps), 6/7/27 (144A)	4,467,600
		$11,891,235

	Winterstorm – Florida — 4.1%
5,700,000(a)	Integrity Re, 18.144%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 5,733,801
8,900,000(a)	Lightning Re, 16.284%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	8,993,450
		$14,727,251

	Total Event Linked Bonds	$319,269,536

Face Amount USD ($)
	Collateralized Reinsurance — 5.1%
	Multiperil – Massachusetts — 1.6%
5,700,000(b)(c)+	Denning Re 2023, 6/30/29	$ 5,785,500
	Multiperil – U.S. — 0.7%
500,000(b)(c)+	Mangrove Risk Solutions, 5/10/25 (144A)	$ 461,350
2,500,000(b)(c)+	PI0051-Cheltenham Re 2024, 5/31/30	2,069,130
		$2,530,480

	Windstorm – North Carolina — 0.9%
2,000,000(b)(c)+	Isosceles Re 2024, 4/30/30	$ 1,902,600
700,000(b)(c)+	Isosceles Re 2024, 4/30/30	670,950
500,000(b)(c)+	Isosceles Re 2024, 4/30/30	482,150
		$3,055,700

	Windstorm – U.S. — 1.5%
3,000,000(b)(c)+	PI0048 RE 2024, 11/30/27	$ 2,745,704
3,000,000(b)(c)+	PI0049 Aberystwyth, 11/30/27	2,712,115
		$5,457,819

	Windstorm – U.S. Multistate — 0.0%†
250,000(c)+	White Heron Re, 5/31/29	$ 6,507
9Pioneer CAT Bond Fund | 7/31/24

Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.4%
1,500,000(b)(c)+	Oakmont Re 2024, 4/1/30	$ 1,428,306
	Total Collateralized Reinsurance	$18,264,312

	Total Insurance-Linked Securities (Cost $339,335,266)	$337,533,848

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 94.2% (Cost $339,335,266)	$337,533,848
	OTHER ASSETS AND LIABILITIES — 5.8%	$20,645,039
	net assets — 100.0%	$358,178,887

bps	Basis Points.
EURIBOR	Euro Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $319,730,886, or 89.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2024.
(b)	Non-income producing security.
(c)	Issued as participation notes.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$1,250,000	$1,264,250
3264 Re	6/24/2024	500,000	498,900
Acorn Re	1/10/2024	1,991,699	1,987,000
Alamo Re	4/12/2023	5,090,096	5,005,000
Alamo Re	9/25/2023	501,674	492,500
Alamo Re	4/4/2024	1,500,000	1,518,015
Alamo Re	4/4/2024	1,500,000	1,504,335
Alamo Re	4/4/2024	3,000,000	2,998,740
Aquila Re	5/10/2023	400,000	408,000
Aquila Re	5/10/2023	250,000	250,850
Aquila Re	5/10/2023	1,400,000	1,435,000
Aquila Re	4/26/2024	2,250,000	2,237,635
Aquila Re	4/26/2024	3,750,000	3,731,836
Armor Re	4/11/2024	2,000,000	1,986,760
Pioneer CAT Bond Fund | 7/31/2410

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Ashera Re	3/21/2024	$5,750,000	$5,658,575
Atela Re, Ltd.	4/29/2024	3,000,000	2,943,900
Atlas Capital	5/17/2023	2,150,000	2,152,365
Atlas Re	5/24/2024	3,000,000	3,180,000
Azzurro Re II	3/21/2024	1,085,650	1,082,791
Baldwin Re	6/21/2023	750,000	746,925
Black Kite Re	6/6/2023	1,296,662	1,308,073
Blue Halo Re	2/14/2024	1,009,148	879,200
Blue Ridge Re	11/14/2023	500,000	501,705
Blue Sky Re	12/11/2023	2,152,900	2,220,777
Bonanza Re	1/27/2023	696,055	688,433
Cape Lookout Re	4/14/2023	1,508,332	1,515,000
Cat Re 2001	11/14/2023	4,961,841	4,927,500
Charles River Re	4/5/2024	1,000,000	999,880
Citrus Re	4/27/2023	750,000	751,755
Citrus Re	4/27/2023	2,482,669	2,476,705
Citrus Re	3/19/2024	4,250,000	4,195,175
Citrus Re	3/19/2024	4,500,000	4,467,600
Denning Re 2023	6/27/2024	5,444,955	5,785,500
First Coast Re	3/24/2023	600,000	605,160
FloodSmart Re	2/23/2023	1,000,000	988,840
FloodSmart Re	2/23/2023	250,000	248,110
FloodSmart Re	2/29/2024	7,750,000	7,719,000
FloodSmart Re	2/29/2024	2,000,000	1,969,100
Foundation Re	12/19/2023	5,250,000	5,316,675
Four Lakes Re	3/3/2023	250,000	254,475
Four Lakes Re	12/8/2023	1,006,726	991,800
Four Lakes Re	12/8/2023	2,750,427	2,795,100
Galileo Re	12/4/2023	3,050,000	3,075,315
Galileo Re	12/4/2023	3,238,710	3,214,080
Gateway Re	2/3/2023	500,000	514,830
Gateway Re	7/14/2023	5,348,892	5,170,725
Gateway Re	3/11/2024	750,000	749,325
Gateway Re	3/11/2024	4,078,358	3,982,250
Gateway Re	6/24/2024	866,636	864,537
Herbie Re	2/15/2024	6,000,000	5,389,200
Herbie Re	2/15/2024	1,500,000	1,319,400
High Point Re	12/1/2023	1,500,000	1,503,300
Hypatia Re	3/27/2023	1,100,000	1,121,670
Integrity Re	3/23/2023	5,816,679	5,733,801
Integrity Re	3/1/2024	3,000,000	2,953,770
Integrity Re	3/1/2024	1,500,000	1,470,690
International Bank for Reconstruction & Development	3/17/2023	250,000	253,325
International Bank for Reconstruction & Development	4/3/2024	1,500,000	1,517,850
International Bank for Reconstruction & Development	4/3/2024	2,000,000	1,972,200
11Pioneer CAT Bond Fund | 7/31/24

Restricted Securities	Acquisition date	Cost	Value
International Bank for Reconstruction & Development	4/3/2024	$500,000	$502,700
International Bank for Reconstruction & Development	4/25/2024	2,990,311	2,941,200
International Bank for Reconstruction & Development	5/1/2024	1,500,000	1,519,050
Isosceles Re 2024	7/9/2024	1,854,123	1,902,600
Isosceles Re 2024	7/9/2024	657,665	670,950
Isosceles Re 2024	7/9/2024	474,211	482,150
Kendall Re	4/22/2024	2,500,000	2,550,000
Kendall Re	4/22/2024	10,000,000	9,842,000
Kilimanjaro II Re	6/24/2024	2,250,000	2,268,450
Kilimanjaro II Re	6/24/2024	4,500,000	4,543,200
Kilimanjaro III Re	1/8/2024	1,615,353	1,534,975
Kilimanjaro III Re	1/12/2024	2,940,221	2,760,720
Lightning Re	3/20/2023	9,309,993	8,993,450
Locke Tavern Re	3/23/2023	1,150,000	1,143,330
Long Point Re IV	2/23/2023	3,976,743	4,030,000
Lower Ferry Re	6/23/2023	2,500,500	2,502,000
Lower Ferry Re	3/11/2024	1,928,326	1,918,430
Mangrove Risk Solutions	6/17/2024	449,306	461,350
Marlon Re	5/24/2024	500,000	499,500
Matterhorn Re	1/26/2024	7,517,007	7,280,250
Mayflower Re	6/26/2023	1,750,000	1,754,025
Mayflower Re	6/21/2024	2,000,000	2,000,800
Mayflower Re	7/19/2024	3,293,265	3,299,075
Merna Re II	4/5/2023	350,000	356,125
Merna Re II	4/5/2023	700,000	704,970
Merna Re II	1/12/2024	5,716,692	5,537,813
Merna Re II	5/8/2024	750,000	750,225
Merna Re II	5/8/2024	2,000,000	1,986,200
Merna Re II	5/8/2024	4,000,000	3,970,000
MetroCat Re	5/12/2023	2,019,006	1,997,800
Mona Lisa Re	1/27/2023	3,223,964	3,137,225
Mona Lisa Re	6/13/2024	500,000	524,100
Montoya Re	2/28/2023	5,010,921	4,967,000
Mystic Re	12/12/2023	11,327,635	11,277,000
Mystic Re IV	1/31/2023	235,222	239,925
Mystic Re IV	9/19/2023	3,323,263	3,288,025
Nakama Re	4/14/2023	250,000	250,075
Nakama Re	4/16/2024	5,000,000	4,984,000
Nature Coast Re	11/16/2023	2,261,057	2,207,700
Northshore Re II	10/5/2023	3,072,093	3,045,000
Oakmont Re 2024	5/23/2024	1,331,037	1,428,306
Palm Re	4/4/2024	7,000,000	6,955,200
PI0048 RE 2024	6/12/2024	2,527,350	2,745,704
PI0049 Aberystwyth	7/1/2024	2,624,250	2,712,115
PI0051-Cheltenham Re 2024	7/1/2024	1,966,257	2,069,130
Puerto Rico Parametric Re	6/14/2024	500,000	504,900
Pioneer CAT Bond Fund | 7/31/2412

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Purple Re	4/6/2023	$3,288,888	$3,300,375
Purple Re	6/27/2023	1,500,000	1,499,100
Purple Re	4/2/2024	3,600,000	3,560,400
Queen Street Re	5/12/2023	3,958,442	3,962,640
Ramble Re	2/26/2024	5,000,000	4,759,500
Residential Re	1/30/2023	496,988	481,300
Residential Re	9/19/2023	489,097	462,100
Residential Re	11/7/2023	476,208	455,150
Residential Re	7/10/2024	2,343,276	2,332,250
Sakura Re	5/24/2023	992,653	995,200
Sanders Re	5/24/2023	1,000,000	1,025,900
Sanders Re	1/16/2024	4,778,500	4,835,500
Sanders Re II	1/30/2023	243,997	245,400
Sanders Re III	2/14/2023	1,442,307	1,448,400
Sanders Re III	3/24/2023	700,000	703,640
Solomon Re	6/12/2023	2,559,239	2,569,890
Stabilitas Re	6/7/2023	3,915,295	3,887,520
Sussex Re	1/27/2023	1,248,417	1,215,000
Sutter Re	6/6/2023	1,525,160	1,553,790
Sutter Re	6/6/2023	7,146,248	7,219,100
Titania Re	2/16/2023	1,000,000	1,027,800
Titania Re	2/16/2023	4,784,939	4,826,475
Tomoni Re	5/31/2023	1,486,693	1,479,900
Tomoni Re	3/25/2024	750,000	742,800
Topanga Re	10/5/2023	1,543,004	1,583,835
Torrey Pines Re	5/18/2023	2,100,000	2,126,460
Torrey Pines Re	7/16/2024	506,910	508,450
Ursa Re	10/10/2023	2,275,647	2,305,800
Ursa Re	12/22/2023	1,001,430	1,013,000
Ursa Re	1/8/2024	1,758,611	1,787,625
Ursa Re II	1/10/2024	1,500,933	1,504,200
Veraison Re	1/30/2024	2,000,000	2,013,000
Vitality Re XIII	3/6/2023	488,054	496,700
Vitality Re XV	1/22/2024	1,000,000	998,700
Vitality Re XV	1/22/2024	500,000	499,100
White Heron Re	8/30/2023	—	6,507
Windmill III Re DAC	6/12/2024	810,450	808,765
Winston Re	2/14/2024	2,250,000	2,259,000
Winston Re	2/14/2024	500,000	499,625
Total Restricted Securities			$337,533,848
% of Net assets			94.2%
13Pioneer CAT Bond Fund | 7/31/24

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,000,000	USD	2,169,905	Goldman Sachs & Co.	9/30/24	$775
USD	6,191,323	EUR	5,750,000	Goldman Sachs & Co.	9/30/24	(49,382)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(48,607)
EUR	Euro
USD	United States Dollar
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	$—	$—	$5,785,500	$5,785,500
Multiperil – U.S.	—	—	2,530,480	2,530,480
Windstorm – North Carolina	—	—	3,055,700	3,055,700
Windstorm – U.S.	—	—	5,457,819	5,457,819
Windstorm – U.S. Multistate	—	—	6,507	6,507
Windstorm – U.S. Regional	—	—	1,428,306	1,428,306
All Other Insurance-Linked Securities	—	319,269,536	—	319,269,536
Total Investments in Securities	$—	$319,269,536	$18,264,312	$337,533,848
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(48,607)	$—	$(48,607)
Total Other Financial Instruments	$—	$(48,607)	$—	$(48,607)
Pioneer CAT Bond Fund | 7/31/2414

Schedule of Investments  |  7/31/24
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/23	$2,742,800
Realized gain (loss)	1
Changed in unrealized appreciation (depreciation)	672,835
Return of capital	(10,292,104)
Purchases	25,144,726
Sales	(3,946)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 7/31/24	$18,264,312
*	Transfers are calculated on the beginning of period values. During the period ended July 31, 2024, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2024:	$916,383
15Pioneer CAT Bond Fund | 7/31/24